Condensed consolidated interim Statements of Changes in Shareholders' Equity - CAD ($)	Total	Debt Settlement [Member]	In Lieu of Consulting Fees [Member]	Issued Capital [Member]	Issued Capital [Member] Debt Settlement [Member]	Issued Capital [Member] In Lieu of Consulting Fees [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Debt Settlement [Member]	Contributed Surplus [Member] In Lieu of Consulting Fees [Member]	Subscriptions Received in Advance [Member]	Subscriptions Received in Advance [Member] Debt Settlement [Member]	Subscriptions Received in Advance [Member] In Lieu of Consulting Fees [Member]	Deficit [Member]	Deficit [Member] Debt Settlement [Member]	Deficit [Member] In Lieu of Consulting Fees [Member]
Balance at Dec. 31, 2019	$ 433,968			$ 9,367,691			$ 3,020,617			$ 100,240			$ (12,054,580)
Balance (in shares) at Dec. 31, 2019				86,944,353
Shares issued pursuant to:
Number of shares issued		$ 50,000	$ 428,800		$ 50,000	$ 428,000		$ 0	$ 0		$ 0	$ 0		$ 0	$ 0
Number of shares issued (in shares)					416,667	4,875,556
Option exercises	0			$ 162,218			(72,218)			(90,000)			0
Option exercises (in shares)				1,000,000
Convertible note	(52,391)			$ 162,500			(110,119)
Convertible note (in shares)				1,633,333
Share-based compensation	192,514			$ 0			192,514			0			0
Net and comprehensive loss for the period	(2,817,710)			0			0			0			(2,817,710)
Balance at Sep. 30, 2020	(1,660,847)			$ 10,170,409			3,030,794			10,240			(14,872,290)
Balance (in shares) at Sep. 30, 2020				94,869,909
Shares issued pursuant to:
Number of shares issued		$ 384,000	82,000		$ 384,000	$ 82,000		$ 0	0		$ 0	0		$ 0	0
Number of shares issued (in shares)					2,370,000	(7,500)
Option exercises	90,000			$ 147,909			(57,909)			0			0
Option exercises (in shares)				1,000,000
Warrant exercises	30,000			$ 30,000			0			0			0
Warrant exercises (in shares)				200,000
Convertible note	704,538			$ 594,419			110,119			0			0
Convertible note (in shares)				4,521,564
Write-off subscriptions receivable	(10,240)			$ 0			0			(10,240)			0
Share-based compensation	280,589			0			280,589			0			0
Net and comprehensive loss for the period	(2,056,372)			0			0			0			(2,056,372)
Balance at Dec. 31, 2020	(2,156,332)			$ 11,408,737			3,363,593			0			(16,928,662)
Balance (in shares) at Dec. 31, 2020				102,953,973
Shares issued pursuant to:
Number of shares issued			$ 1,521,667			$ 1,521,667			$ 0			$ 0			$ 0
Number of shares issued (in shares)						13,833,333
Option exercises	$ 9,000			$ 15,965			(6,965)			0			0
Option exercises (in shares)	100,000			100,000
Warrant exercises	$ 98,550			$ 98,550			0			0			0
Warrant exercises (in shares)	657,000			657,000
Convertible note	$ 2,457,047			$ 2,457,047			0			0			0
Convertible note (in shares)				17,565,497
Share-based compensation	263,672			$ 0			263,672			0			0
Net and comprehensive loss for the period	(4,029,455)			0			0			0			(4,029,455)
Balance at Sep. 30, 2021	$ (245,246)			$ 17,112,987			$ 3,620,300			$ 0			$ (20,958,117)
Balance (in shares) at Sep. 30, 2021				148,887,581